Related Party Balances and Transactions - Summary of Related Party Transactions (Details)					12 Months Ended
	Mar. 06, 2024 USD ($)	Mar. 06, 2024 SGD ($)	Jul. 15, 2022 USD ($)	Jul. 15, 2022 SGD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
3DOM Alliance Inc.
Related Party Transaction [Line Items]
Cash advances provided to the Company					$ 1,266,916	$ 2,079,901	$ 873,066
Payment on behalf of the Company					639,604	1,308,112	117,882
Fees for support services received by the Company					446,250
Ordinary shares issued for conversion of debt	$ (5,122,950)	$ (6,813,655)	$ (790,287)	$ (1,100,000)	(5,122,950)	$ (790,287)	$ (1,547,804)
Future Science Research Inc.
Related Party Transaction [Line Items]
Cash advances provided to the Company					1,047,470
Masataka Matsumura
Related Party Transaction [Line Items]
Cash advances provided to the Company					7,638
Share-based compensation					177,753
Yuta Akakuma
Related Party Transaction [Line Items]
Share-based compensation					44,996
Jean-Francios Raymond Roger Minier
Related Party Transaction [Line Items]
Share-based compensation					51,599
Minoru Tanaka
Related Party Transaction [Line Items]
Share-based compensation					18,072
Noriyoshi Suzuki
Related Party Transaction [Line Items]
Share-based compensation					18,072
Ng Wee Kiat (Darren)
Related Party Transaction [Line Items]
Share-based compensation					$ 86,393